Breakdown of Contractual Assets and Liabilities, and Capitalized Costs - Movement in Contract Assets and Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract assets [abstract]
Contract assets, beginning balance	€ 342	€ 249	€ 489
Additions	293	484
Disposals	(198)	(398)
Transfers	(1)	(299)
Translation differences and hyperinflation adjustments	(1)	(27)
Other movements	0	0
Contract assets, ending balance	342	249
Contract liabilities [abstract]
Contract liabilities, beginning balance	1,738	2,134
Additions	5,452	5,563
Disposals (previous years)	(729)	(670)
Disposals (current year)	(4,705)	(4,647)
Transfers	(2)	(551)
Translation differences and hyperinflation adjustments	20	(91)
Other movements	13	0
Contract liabilities, ending balance	1,787	1,738
Long-term contracts
Contract assets [abstract]
Contract assets, beginning balance	209	145	138
Additions	113	212
Disposals	0	(6)
Transfers	(49)	(196)
Translation differences and hyperinflation adjustments	0	(3)
Other movements	0	0
Contract assets, ending balance	209	145
Contract liabilities [abstract]
Contract liabilities, beginning balance	762	851
Additions	270	452
Disposals (previous years)	(4)	(15)
Disposals (current year)	(11)	0
Transfers	(206)	(495)
Translation differences and hyperinflation adjustments	18	(31)
Other movements	0	0
Contract liabilities, ending balance	829	762
Long-term contracts | Gross cost
Contract assets [abstract]
Contract assets, beginning balance	210	146	144
Additions	113	213
Disposals	0	(6)
Transfers	(49)	(202)
Translation differences and hyperinflation adjustments	0	(3)
Other movements	0	0
Contract assets, ending balance	210	146
Long-term contracts | Impairment losses
Contract assets [abstract]
Contract assets, beginning balance	(1)	(1)	(6)
Additions	0	(1)
Disposals	0	0
Transfers	0	6
Translation differences and hyperinflation adjustments	0	0
Other movements	0	0
Contract assets, ending balance	(1)	(1)
Short-term contracts
Contract assets [abstract]
Contract assets, beginning balance	133	104	351
Additions	180	272
Disposals	(198)	(392)
Transfers	48	(103)
Translation differences and hyperinflation adjustments	(1)	(24)
Other movements	0	0
Contract assets, ending balance	133	104
Contract liabilities [abstract]
Contract liabilities, beginning balance	976	1,283
Additions	5,182	5,111
Disposals (previous years)	(725)	(655)
Disposals (current year)	(4,694)	(4,647)
Transfers	204	(56)
Translation differences and hyperinflation adjustments	2	(60)
Other movements	13	0
Contract liabilities, ending balance	958	976
Short-term contracts | Gross cost
Contract assets [abstract]
Contract assets, beginning balance	141	113	381
Additions	182	275
Disposals	(201)	(400)
Transfers	48	(116)
Translation differences and hyperinflation adjustments	(1)	(27)
Other movements	0	0
Contract assets, ending balance	141	113
Short-term contracts | Impairment losses
Contract assets [abstract]
Contract assets, beginning balance	(8)	(9)	€ (30)
Additions	(2)	(3)
Disposals	3	8
Transfers	0	13
Translation differences and hyperinflation adjustments	0	3
Other movements	0	0
Contract assets, ending balance	€ (8)	€ (9)